INVESTMENTS IN UNDERLYING FUNDS (Tables)	12 Months Ended
Dec. 31, 2016
INVESTMENTS IN UNDERLYING FUNDS
Schedule of investments in FuturesAccess Portfolio Funds and in Underlying Funds

The details of investments in Underlying Funds at and for the year ended December 31, 2016 are as follows:

	Percentage of
	Members’			Cost @	Management	Performance	Redemptions
	Capital	Fair Value	Profit (Loss)	12/31/16	Fees	Fees	Permitted
Blakeney	11.13%	$12,788,895	$(15,627)	$13,427,752	$405,674	178,465	Weekly
Campbell	9.33%	10,721,283	(3,135,990)	13,028,816	356,382	8,285	Weekly
Carlisle*	—	—	713,644	—	35,154	119,723	Weekly
CCP Core Macro	10.12%	11,633,446	(425,212)	12,743,445	176,762	(407)	Weekly
Century CAT**	12.32%	14,163,692	(2,881,308)	16,787,646	93,602	—	Weekly
Quantica MF	8.64%	9,934,794	1,510,060	10,088,625	143,688	—	Weekly
Silver	8.30%	9,537,757	17,504	10,980,982	116,455	—	Weekly

	59.84%	$68,779,867	$(4,216,929)	$77,057,266	$1,327,717	$306,066

* Underlying Fund was redeemed in April 2016 and the Fund received proceeds of $8,826,829.

** Underlying Fund purchased in March 2016.

The details of investments in FuturesAccess Portfolio Funds and in Underlying Funds at and for the year ended December 31, 2015 are as follows:

	Percentage of
	Members’			Cost @	Management	Performance	Redemptions
	Capital	Fair Value	Profit (Loss)	12/31/15	Fees	Fees	Permitted
Transtrend*	0.00%	$—	$501,384	$—	$180,168	$145,534	Semi-Monthly
Winton*	0.00%	—	407,901	—	299,068	492,114	Semi-Monthly
Aspect*	0.00%	—	(509,070)	—	164,422	467,119	Semi-Monthly
John Locke*	0.00%	—	1,283,475	—	166,674	320,838	Semi-Monthly
Blue trend*	0.00%	—	2,862,359	—	184,796	545,795	Monthly
Tudor*	0.00%	—	1,341,872	—	165,656	315,320	Semi-Monthly
Lynx*	0.00%	—	714,472	—	225,815	730,254	Semi-Monthly
Blakeney**	12.75%	20,499,522	(465,478)	20,751,000	285,106	—	Weekly
Campbell**	12.50%	20,102,273	(1,672,727)	21,084,372	308,835	(55,828)	Weekly
Carlisle**	3.98%	6,395,771	(1,304,229)	6,754,807	137,694	23,009	Weekly
CCP Core Macro**	5.74%	9,238,658	(1,901,342)	10,422,116	106,198	—	Weekly
Quantica MF**	10.85%	17,439,734	(7,620,266)	23,687,804	201,190	1,512	Weekly
Silver**	6.71%	10,785,253	(4,329,747)	13,190,692	123,621	—	Weekly

	52.53%	$84,461,211	$(10,691,396)	$95,890,791	$2,549,243	$2,985,667

* FuturesAccess Portfolio Funds redeemed as of April 30, 2015.

** Underlying Funds purchased in May 2015.

Summary of financial information for each of the FuturesAccess Portfolio Funds and the Underlying Funds

	As of December 31, 2016
	Total Assets	Total Liabilities	Total Capital
Blakeney	$12,939,371	$141,001	$12,798,370
Campbell	10,859,354	130,341	10,729,013
CCP Core Macro	11,744,051	98,433	11,645,618
Century CAT	14,247,902	75,923	14,171,979
Quantica MF	10,069,651	127,622	9,942,029
Silver	9,670,349	125,495	9,544,854

Total	$69,530,678	$698,815	$68,831,863

	As of December 31, 2015
	Total Assets	Total Liabilities	Total Capital
Blakeney	$20,631,073	$421,747	$20,209,326
Campbell	21,212,903	1,331,203	19,881,700
Carlisle	6,488,042	83,221	6,404,821
CCP Core Macro	9,321,267	74,078	9,247,189
Quantica MF	17,560,913	444,542	17,116,371
Silver	11,676,904	883,811	10,793,093

Total	$86,891,102	$3,238,602	$83,652,500

	For the year ended December 31, 2016
				Net
	Income (Loss)	Commissions	Expenses	Income (Loss)
Blakeney	$285,631	$—	$(301,619)	$(15,988)
Campbell	(2,865,772)	—	(271,928)	(3,137,700)
Carlisle#	776,008	—	(115,102)	660,906
CCP Core Macro	111,541	—	(529,943)	(418,402)
Century CAT##	(2,697,621)	—	(182,029)	(2,879,650)
Quantica MF	1,731,012	—	(220,354)	1,510,658
Silver	233,347	—	(216,584)	16,763

Total	$(2,425,854)	$—	$(1,837,559)	$(4,263,413)

#Underlying Fund was redeemed in April 2016.

##Underlying Fund purchased in March 2016.

	For the year ended December 31, 2015
				Net
	Income (Loss)	Commissions	Expenses	Income (Loss)
Aspect*	$404,556	$(169,723)	$(4,910,852)	$(4,676,019)
BlueTrend*	9,245,595	(170,694)	(2,259,861)	6,815,040
John Locke*	1,864,422	(74,165)	(506,783)	1,283,474
Lynx *	2,414,522	(79,733)	(1,344,163)	990,626
Transtrend*	1,877,424	(177,794)	(921,164)	778,466
Tudor*	1,983,906	(127,346)	(514,687)	1,341,873
Winton*	25,719,496	(335,422)	(24,207,340)	1,176,734
Blakeney**	(246,302)	—	(224,457)	(470,759)
Campbell**	(1,355,182)	—	(236,523)	(1,591,705)
Carlisle**	(1,152,742)	—	(152,437)	(1,305,179)
CCP Core Macro**	(1,757,466)	—	(145,345)	(1,902,811)
Quantica MF**	(7,392,755)	—	(230,874)	(7,623,629)
Silver**	(4,343,455)	—	(206,272)	(4,549,727)

Total	$27,262,019	$(1,134,877)	$(35,860,758)	$(9,733,616)

* FuturesAccess Portfolio Funds redeemed as of April 30, 2015. The information above reflects income and expenses of the related FuturesAccess Portfolio Fund for the period from January 1, 2015 through April 30, 2015.

** Underlying Funds purchased in May 2015.

	For the year ended December 31, 2014
				Net
	Income (Loss)	Commissions	Expenses	Income (Loss)
Altis*	$(2,692,878)	$(50,824)	$(177,341)	$(2,921,043)
Aspect	42,916,804	(562,521)	(9,186,371)	33,167,912
BlueTrend	10,068,569	(530,630)	(3,183,394)	6,354,545
John Locke	6,683,299	(225,361)	(1,208,425)	5,249,513
Lynx	14,668,003	(218,706)	(3,616,591)	10,832,706
Transtrend	16,067,593	(573,907)	(3,152,986)	12,340,700
Tudor	4,770,661	(476,414)	(543,889)	3,750,358
Winton	169,525,630	(1,182,808)	(63,893,716)	104,449,106

Total	$262,007,681	$(3,821,171)	$(84,962,713)	$173,223,797

* Altis liquidated as of March 31, 2014.